SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net	$ 31,535		$ 82,840	$ 253,840
Income Tax Expense (Benefit)	$ (228)		74	(729)
PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income Tax Limitations Extended Period	5 years	5 years
Income Tax Expense (Benefit)	$ 14,100	¥ 100,000
Used-car sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net	1,420		80,034	251,054
New-car wholesales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net	30,048		$ 2,806	$ 2,786
Technical services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue, net	$ 67